Statement of Compliance	12 Months Ended
Dec. 31, 2018
Statement Of Compliance [Abstract]
Statement of Compliance

3. Statement of compliance

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on March 8, 2019.

Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).

As of December 31, 2018, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.

IFRS include International Financial Reporting Standards (IFRS), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The main accounting methods used to prepare the Financial Statements are described below. These methods were used for all periods presented.

The Company adopted the following standards, amendments and interpretations that are applicable as at January 1, 2018:

•	IFRS 15 – Revenue from contracts with customers;
•	Clarifications to IFRS 15;
•	IFRS 9 – Financial instruments;
•	IFRIC 22 – Foreign currency transactions and advance consideration;
•	Amendments to IFRS 2 - Classification and measurement of share-based payment transactions;
•	Amendments to IFRSs 2014-2016 - Cycle, for amendments effective for annual periods beginning on or after January 1, 2018.

These new texts did not have any significant impact on the Company’s results or financial position.

The standards and interpretations that are optionally applicable as at December 31, 2018 were not applied in advance.

Recently issued accounting pronouncements that may be relevant to the Company’s operations but have not yet been adopted are as follows:

•	IFRS 16 - Leases;
•	IFRIC 23 – Uncertainty over income tax treatments;
•	Amendments to IFRS 9 – Prepayment features with negative compensation;
•	Amendments to IAS 28 – Long term Interests in Associates and Joint Ventures;
•	Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement;
•	Annual Improvements to IFRS Standards 2015-2017 Cycle.

The Company does not anticipate any significant impact on its financial statements from the first-time adoption of these new standards, with the exception of IFRS 16. IFRS 16 eliminates the distinction between operating leases and finance leases and requires all leases to be recognized on the lessee’s balance sheet, in the form of an asset (representing the right to use the rented asset during the duration of the contract) and of a liability (corresponding to the future lease payments). The standard will also impact the presentation of the income statement (allocation of expense between operating loss and financial charges) and of the cash flow statement (allocation of cash outflows between cash flow from operating activities and cash flow from financing activities).

The Company expects that it will apply the modified retrospective approach. Under this approach, the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the transition date (January 1, 2019). At the day of approval of the consolidated financial statements, the Company estimates that the first application of IFRS 16 will lead to an increase of the financial liabilities of the Company of approximately €7 million as of January 1, 2019. These estimates may be revised in light of the ongoing changes of premises both in France and in the United States.